Stock-Based Compensation Programs (Tables)	12 Months Ended
Dec. 31, 2017
Stock-Based Compensation Programs
Summary of stock option activity

A summary of outstanding stock option and SSAR activity for the year ended December 31, 2017, follows:

	Number of	Weighted Average
	Shares	Exercise Price
Beginning of year (a)	17,346,382	$21.29
Granted	2,383,208	37.95
Exercised	(2,564,761)	16.13
Canceled/forfeited	(257,530)	33.88
End of period	16,907,299	24.21

Vested and exercisable, end of period	11,414,125	$19.24
Reserved for future grants	25,404,206
(a)	Amounts have been retrospectively adjusted for the two-for-one stock split that was effective on May 16, 2017.

Schedule of weighted average assumptions used for estimating fair values of options

	2017 Grants		2016 Grants		2015 Grants

Expected dividend yield	0.89%		0.73%		0.79%
Expected stock price volatility	19.62%		24.14%		22.11%
Risk-free interest rate	2.00%		1.22%		1.39%
Expected life of options (in years)	5.94	years	6.10	years	5.85	years

Summary of restricted stock activity

	Number of	Weighted Average
	Shares	Exercise Price
Beginning of year (a)	17,346,382	$21.29
Granted	2,383,208	37.95
Exercised	(2,564,761)	16.13
Canceled/forfeited	(257,530)	33.88
End of period	16,907,299	24.21

Vested and exercisable, end of period	11,414,125	$19.24
Reserved for future grants	25,404,206

Amounts have been retrospectively adjusted for the two-for-one stock split that was effective on May 16, 2017.